Accounting Pronouncements (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2019	Jan. 01, 2018	Dec. 31, 2016
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net income	$ 164,604,000	$ 26,875,000	$ 48,911,000
Partners' capital	1,876,975,000	1,882,597,000	1,931,423,000			$ 1,777,412,000
Other current assets	238,000	2,306,000
Operating lease right-of-use asset	34,157,000	0
Investment in and advances to equity-accounted joint ventures	1,155,316,000	1,037,025,000
Change in accounting policy				$ (3,017,000)	$ 2,739,000
Receipts from direct financing and sales-type leases	17,100,000
Direct financing and sales type lease payments	0	10,882,000	$ 13,143,000
Decreased accumulated other comprehensive (loss) income	57,312,000	(2,717,000)
ASU 2014-09
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net income		1,100,000
Accounts receivable		2,300,000
Other current assets		2,300,000
ASU 2016-02
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease right-of-use asset	34,200,000			22,800,000
Investment in and advances to equity-accounted joint ventures	100,000
Change in accounting policy				3,000,000.0
Operating lease, liability	34,200,000			22,800,000
ASU 2016-02 | Retained Earnings
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Opening equity	$ 100,000
ASU 2017-12
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Decreased accumulated other comprehensive (loss) income				4,800,000
ASU 2017-12 | Retained Earnings
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Opening equity				$ 4,800,000
Difference between Revenue Guidance in Effect before and after Topic 606
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Other assets		3,500,000
Equity-accounted joint ventures		300,000
Change in accounting policy					2,700,000
Calculated under Revenue Guidance in Effect before Topic 606
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Partners' capital		$ 3,800,000
Accounts receivable | Difference between Revenue Guidance in Effect before and after Topic 606 | ASU 2014-09
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Change in accounting policy					$ 0